Investments	12 Months Ended
Dec. 31, 2024
Investments1 [Abstract]
Investments	Investments
a.Short-term investments

	December 31, 2024	December 31, 2023

Securities (a)	4,956	17,154
Investments held in trust account (b)	54,053	187,356
Short-term investments	59,009	204,510

(a)Securities are liquid investment funds, with portfolios holding term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in trust account are investments received through the IPO transaction of PLAO. These funds are restricted and may only be used for the purposes of completing an initial business combination or the redemption of public shares. These securities are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”). The investments held in the trust account are comprised of U.S. government securities. On June 12, 2024, 12,339,057 public shares to the value of $141 million were redeemed (refer to note 21(c)).
b.Long-term investments

	December 31, 2024	December 31, 2023

Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	—	18,707
Lavoro Agro Limited (b)	11,337	20,166
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (c)	20,525	8,917
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (d)	1,246	2,139
Patria Infra Energia Core FIP EM Infraestrutura	1,309	4,088
Patria Infrastructure Fund V, L.P.	8,479	—
Simba Fundo De Investimento Multimercado	—	1,038
Igah Ventures IV (e)	819	136
Other investments (f)	5,501	2,544
Long-term investments	49,216	57,735

    Some investments in securities are expected to be maintained until the investment funds’ respective termination dates and are measured at FVTPL. As of December 31, 2024, the Group’s ownership interest in each of these investments (excluding interest owned indirectly through investment funds in notes (c) and (e)) ranged from 0.00005% to 9.78%. (December 31, 2023: 0.00005% to 5.78%). Refer to note 31(b) for reconciliation of movements in fair value for level 3 instruments.
(a)The Group’s holding in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia at a market value of US$13.2 million was contributed into KPM Growth Fund II on July 30, 2024 (refer to note (c) below).
(b)The Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund PE V in Lavoro Agro Limited (“Lavoro”) at a price of $3.50 per share for a total investment of approximately US$8.2 million. Lavoro is Brazil’s largest agricultural inputs retailer and a leading provider of agriculture biologics inputs in Latin America.
    These performance fees were crystallized in conjunction with the IPO of Lavoro. The limited partner of the fund and Patria agreed that, because of the successful completion of the transaction, part of the crystallized performance fee was settled through Lavoro issuing shares to Patria (total amount of US$15.5 million). The investment fund also agreed to cover the spread between US$3.50 and US$10 per share on the future sale of the shares by the Group. As of December 31, 2024, the receivable from the investment fund amounts to US$12.3 million (December 2023: US$3.5 million) for the commitment to cover the spread.
(c)The Group has committed approximately 46% of the capital in KMP Growth Fund II (December 31, 2023: 24%). The increase in capital committed is attributable to the Group contributing its holding in Patria Growth Capital Fund I into KMP Growth Fund II during July 2024 (refer to note (a) above). The investment contributed consists of a 24.42% holding in Startse Informações e Sistemas S/A (“Startse”), an entity in Brazil providing an education and a crowdfunding platform for startups. Additionally, as of December 31, 2024, KMP Growth Fund II held a direct 10.32% interest in the portfolio company (December 31, 2023: 9.5%), Dr. Consulta Clinica Medica Ltda., a Brazil-based healthcare technology company, an indirect 5.44% interest in portfolio company Conexa, Brazil-based healthcare technology company that merged with Zenklub Serviços Ltda during 2024 (December 31, 2023: Zenklub: 28.23%) and an indirect 22.35% interest in the portfolio company Consorciei Participações SA (“Consorciei”) (December 31, 2023: 22.35%). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments.
(d)An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (5.62% of the net asset value as of December 31, 2024, and 5.78% as of December 31, 2023), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.
(e)The Group holds 39% of capital in Igah Ventures IV. The main purpose of the fund is to make venture capital investments, primarily by directly investing in and holding equity and equity-oriented securities of privately held technology-enabled businesses operating primarily in Brazil. On December 31, 2024, the fund held a 7.2% direct interest in Liqi Digital Assets, a blockchain-based asset tokenization startup (early-stage venture capital). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments.
(f)Other investments include US$2.2 million for Nexus. The Group acquired Nexus through a business combination on July 16, 2024, – refer to note 30. The investments are restricted assets that were not part of the business combination between the Group and Nexus. On maturity, the funds will be returned to the previous owners of Nexus (refer to note 21(b)(ix)).
The following is the breakdown of long-term investments by region:

	December 31, 2024	December 31, 2023

Brazil	37,449	55,930
Other	11,767	1,805
Balance	49,216	57,735
Single investments held through investment funds are allocated in accordance with the country of incorporation of underlying investments.
c.Other financial instruments
The fair value of other financial instruments is comprised of options, warrants and energy trading contracts and is determined in accordance with the following criteria:
•Options – option contracts provide the purchaser the right to buy the instrument at a pre-determined base price at a future date. The valuation adjustment from options valuations are recognized in net financial income/(expense) (refer to note 27).
    Warrants – the warrant liabilities issued by PLAO contain features that qualify as embedded derivatives. The fair value for December 31, 2023, has been measured based on the listed market price of such warrants. The warrants were delisted from The Nasdaq Global Market at the opening of business on November 18, 2024, due to PLAO’s non-compliance with certain Nasdaq Listing Rules. The fair value of US$0.63 on December 31, 2024, was determined using a Monte Carlo simulation with the impact of the valuation recognized as unrealized loss on warrant liability (refer to note 27).
•Energy trading contracts - mark-to-market (“MtM”) valuation based on ruling energy prices in Brazil. The MtM adjustments together with realized gains and losses are recognized in other income/(expenses) (refer to note 26).
Pertinent details of options and warrants are as follows:
SPAC – warrant liabilities
On March 14, 2022, PLAO concluded its IPO of 23,000,000 Units including the issuance of 3,000,000 Units as a result of the underwriter’s exercise in full of its over-allotment option. Each Unit consists of one SPAC Class A Ordinary Share, par value $0.0001 per share, and one-half of one redeemable warrant of PLAO (each whole warrant, a “Warrant”). The Units were sold at a price of $10.00 per Unit, generating gross proceeds to PLAO of $230,000,000. Additionally, the Units will automatically separate into their component parts and will not be traded after completion of the initial business combination.
Each whole Warrant entitles the holder thereof to purchase one SPAC Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. The Warrants will become exercisable 30 days after the completion of the initial business combination and will expire five years after the completion of the initial business combination or earlier upon redemption or liquidation. On the exercise of any Warrant, the Warrant exercise price will be paid directly to the SPAC and not placed in the trust account.
The Group recognizes the Warrants as financial liabilities at fair value and remeasures the Warrants at fair value at each reporting period, and any change in fair value is recognized in the Group’s consolidated statement of profit or loss. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Group expects to be zero.
The SPAC Class A Ordinary Shares and Warrants comprising the Units began separate trading on the 52nd day following the date of PLAO’s IPO. As of December 31, 2024, and December 31, 2023, 11,500,000 Warrants were in issue by PLAO. The warrants were delisted on November 18, 2024. In addition, if the SPAC sponsor makes any working capital loans, it may convert those loans into a maximum of 1,500,000 additional private placement warrants, at the price of $1.00 per warrant.
Redemption of Warrants when the price per SPAC Class A Ordinary Share equals or exceeds $18.00: Once the Warrants become exercisable, PLAO may redeem the outstanding Warrants:
•in whole and not in part;
•at a price of $0.01 per Warrant;
•upon a minimum of 30 days’ prior written notice of redemption; and
•if, and only if, the last reported sale price of SPAC Class A Ordinary Shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which PLAO sends the notice of redemption to the Warrant holders.
PLAO will not redeem the Warrants as described above unless an effective registration statement under the Securities Act covering the SPAC Class A Ordinary Shares issuable upon exercise of the Warrants is effective and a current prospectus relating to those SPAC Class A Ordinary Shares is available throughout the 30-day redemption period. Any such exercise would not be on a cashless basis and would require the exercising warrant holder to pay the exercise price for each Warrant being exercised.
Redemption of Warrants when the price per SPAC Class A Ordinary Share equals or exceeds $10.00: Once the Warrants become exercisable, PLAO may redeem the outstanding Warrants:
•in whole and not in part;
•at a price of $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table set forth in the warrant agreement based on the redemption date and the “redemption fair market value” of SPAC Class A Ordinary Shares (as defined below) except as otherwise described in the warrant agreement;
•if, and only if, the closing price of SPAC Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and
•if the closing price of the SPAC Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted).
Solely for the purposes of this redemption provision, the “redemption fair market value” of the SPAC Class A Ordinary Shares shall mean the volume weighted average price of the SPAC Class A Ordinary Shares for the ten (10) trading days immediately following the date on which notice of redemption is sent to the holders of Warrants.
No fractional SPAC Class A Ordinary Shares will be issued upon redemption. If, upon redemption, a holder would be entitled to receive a fractional interest in a share, PLAO will round down to the nearest whole number of the number of SPAC Class A Ordinary Shares to be issued to the holder.
VBI – option arrangements
The business combination with VBI included a call and put option arrangement (collectively “VBI Option arrangements”) with the non-controlling interest shareholders, exercisable at specified future dates and linked to the second stage of the business combination. The original VBI shareholders granted to the Group a call option arrangement (“VBI call option”) which includes the right for the potential acquisition of the remaining non-controlling interest of VBI.
The Group exercised the VBI call option on August 01, 2024, acquiring the remaining non-controlling interest from the original VBI shareholders. Refer to notes 5(e) and 21(b)(v) for pertinent details on the exercise price and outstanding balances payable.
Igah IV – option arrangements
The business combination with Igah IV included a call and put option arrangement (collectively “Igah Option arrangements”) with the selling shareholders, exercisable at specified future dates and linked to acquiring the remaining interest in Igah IV. The selling shareholders of Igah IV granted to the Group a call option arrangement (“Igah call option”) which includes the right for the potential acquisition of the remaining interest of Igah IV. The exercise price will be equal to a pre-determined formula based on the value of Igah IV’s fundraising activity until the investments fund’s final closing and firm commitments on the exercise date and adjusted for interest and dividends. From the acquisition date, the selling shareholders of Igah IV are entitled to any dividends from the Company’s Class A common shares that the selling shareholders will receive in connection with the settlement of the Igah Option arrangements.
The Group has no obligation to exercise the Igah call option and can exercise at its discretion in accordance with the Igah call option exercise dates (see below) to be settled in a combination of cash consideration and Class A common shares.
In addition, the Group granted a put option arrangement (“Igah put option”) to the selling shareholders of Igah IV. It is exercisable at the same terms and method of settlement as the Igah call option with specified future dates (see below) at the discretion of selling shareholders and upon expiry of the Igah call option mentioned above. The financial implications of the Igah put option are disclosed under note 21(d) recognized at the present value of the expected redemption amount payable.
On December 23, 2024, the Group entered into an amendment agreement by acquiring an additional 29.72% in Igah IV and extending the remaining call option to be exercisable between November 2025 and November 2027. As a result, the value of the gross obligation under the put option decreased from US$ 11.3 million on December 31, 2023, to US$ 2.5 million on December 31, 2024 (refer to note 21(d).
Tria – option arrangements
The business combination with Tria, as disclosed in note 30, included a call and put option arrangement (collectively “Tria Option Arrangements”) with the non-controlling interest shareholders, exercisable at specified future dates. The non-controlling shareholders granted to the Group a call option arrangement (“Tria Call Options”) which includes the right for the potential acquisition of the remaining 33.3% non-controlling interest in Tria. In addition, the Group granted the non-controlling interest with a put option arrangement (“Tria Put Options”).
The Tria Put Options can be individually exercised by each non-controlling shareholder, on (i) December 31, 2029; (ii) December 31, 2030; or (iii) December 31, 2031, the “Base Date” and during April in each of the years 2029, 2030 and 2031 the “Option Window”. If the Tria put options are not exercised during the Option Window, the Group may exercise the Tria Call Options in the month of May immediately after the end of each Tria Put Option Window.
Below is the composition of other financial instrument portfolios (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2024, and December 31, 2023.

Financial instruments	December 31, 2024
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Energy trading contracts	90,386	25,169	88	8,354	9,292	7,523
Tria call option	24,125	3,578	12	—	—	3,578
Total	114,511	28,747	100	8,354	9,292	11,101

Liabilities
Warrants - SPAC	132,250	6,143	26	—	6,143	—
Energy trading contracts	82,704	17,686	74	7,699	7,907	2,080
Total	214,954	23,829	100	7,699	14,050	2,080

Financial instruments	December 31, 2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
The One Real Estate Investment Fund call options	11,282	310	10	—	310	—
VBI Call option	86,944	2,896	90	—	2,896	—
Total	98,226	3,206	100	—	3,206	—

Liabilities
Warrants	132,250	321	100	—	321	—
Total	132,250	321	100	—	321	—